Investment Strategy - Alki Consolidated Income ETF	Jun. 16, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks income. The Fund’s strategy involves two components: (1) investing, directly or indirectly, in a diversified portfolio of equity securities issued by large- and mid-capitalization companies (the “Equity Strategy”); and (2) seeking to generate options premiums through an options portfolio (the “Option Strategies”). Primarily through the Fund’s Option Strategies, the Fund seeks to provide shareholders with high monthly distributions relative to the broader U.S. equity market. The Fund’s strategies are overseen by the Adviser and the Fund’s investment sub-adviser, Hohimer Wealth Management, LLC (“HWM”).

Equity Strategy

The Fund invests directly or indirectly in a diversified portfolio of equity securities of large- and mid-capitalization U.S. companies (the “Underlying Securities”). The Fund defines large capitalization as companies with a market capitalization of $10 billion or more and mid capitalization as companies with a market capitalization of between $2 billion and $10 billion. HWM actively selects Underlying Securities by seeking to identify companies that it believes each have a greater intrinsic value than is reflected in the current market price for the company’s shares, based on its own fundamental, bottom-up research process. When evaluating potential investments, HWM analyses factors, including the strength of a company’s management team, historical and projected growth rates of revenue and cash flows, profitability, risks related to company’s capital structure, and HWM’s assessment of a company’s current and potential future value relative to its current trading price.. HWM actively monitors the Fund’s investment portfolio and seeks to sell investments when the trading price of a company’s shares reaches HWM estimate of the intrinsic value of the relevant company’s shares and/or when HWM believes that the current risk-reward profile of continuing to hold a position is no longer in the Fund’s best interest, based on HWMHWM, also seeks to manage portfolio-level risks by monitoring the Fund’s aggregate exposure to any geographical region, industry, sector, or market capitalization, and adjusting the Fund’s portfolio holdings, when HWM believes doing so is in the Fund’s best interest.

When buying and selling portfolio investments, HWM will also consider relevant tax consequence of investment decisions and utilize tax-loss-harvesting and deferment-of-gains strategies, when it believes doings so is in the Fund’s interest. Regarding tax-loss harvesting, HWM will actively monitor the Fund’s portfolio to identify favorable opportunities, consistent with the Fund’s investment strategies, where unrealized losses related to one or more Fund positions can be used to offset capital gains realized elsewhere in the Fund’s portfolio in order to reduce or eliminate the Fund’s capital gains in a period. Regarding deferment-of-gains opportunities, HWM will actively monitor the duration of each of the Fund’s portfolio holdings, as well as the expiration of options contracts, in order to identify favorable opportunities to defer the realization of the Fund’s short-term capital gains, when possible consistent with the Fund’s investment strategies.

In addition to investing directly in Underlying Securities, the Fund may enter into swap agreements with financial institutions on one or more Underlying Securities. These swap agreements will have specified durations, generally ranging from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price.

Option Strategies – Seeking Premiums

HWM employs various options strategies focused on generating premiums for the Fund. Generally speaking, the Fund sells (writes) options option premiums on certain or all of its Underlying Securities, receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk.

An options strategy frequently utilized by the Fund is called a covered call option, which typically involves the Fund holding a long position in an Underlying Security and selling a call option on the same Underling Security. Another option strategy used by the Fund is called cash-secured put selling, which involves selling put options while holding enough cash to buy the security at the strike price if assigned. Both of these strategies aim to generate options premiums See the prospectus section titled “Additional Information About the Fund” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. For additional information about options, please see the section in the Fund’s Prospectus titled “Additional Information About the Fund.”

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Fund’s derivatives transactions and contributing to the Fund’s income generation.

Fund Attributes

The Fund intends to make cash distributions on a monthly basis. The Fund expects its distribution rate to exceed the minimum required to maintain its qualification as a regulated investment company (“RIC”) under the Internal Revenue Code. The Fund currently anticipates an annualized distribution rate in the mid- to high-single-digit to low double-digit range, although the amount and frequency of distributions will vary based on market conditions, options premiums, and portfolio performance.

Distributions may include income, capital gains, and/or a return of capital (“ROC”). ROC generally represents a return of an investor’s own capital rather than income generated by the Fund’s investments. If the Fund’s returns are insufficient to meet its targeted distribution levels, distributions will reduce the Fund’s net asset value (NAV). See the prospectus section titled “Additional Information About the Fund” for further details on ROC and option premiums.